Earnings Per Share - Additional Information (Detail)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Earnings Per Share Disclosure [Line Items]
Stock-based compensation plans, excluded from the calculation of diluted earnings per share, anti-dilutive shares of stock	3,095,000	2,625,000	2,157,000